Acquisition Related Costs (Tables)	12 Months Ended
Nov. 30, 2014
Acquisition Related Costs [Abstract]
Acquisition Related Cost Reserve Rollforward [Table Text Block]
The following table provides a reconciliation of the acquisition-related costs accrued liability as of November 30, 2014 (in thousands):

	Employee Severance and Other Termination Benefits	Contract Termination Costs	Other	Total
Balance at November 30, 2011	$1,619	$469	$185	$2,273
Add: Costs incurred	1,912	138	2,119	4,169
Revision to prior estimates	(22)	—	—	(22)
Less: Amount paid	(2,925)	(523)	(2,304)	(5,752)
Balance at November 30, 2012	$584	$84	$—	$668
Add: Costs incurred	7,828	1,291	14,487	23,606
Revision to prior estimates	(114)	(44)	(20)	(178)
Less: Amount paid	(2,439)	(1,130)	(14,396)	(17,965)
Balance at November 30, 2013	$5,859	$201	$71	$6,131
Add: Costs incurred	897	515	702	2,114
Revision to prior estimates	(230)	17	—	(213)
Less: Amount paid	(5,940)	(618)	(356)	(6,914)
Balance at November 30, 2014	$586	$115	$417	$1,118